Fair Value Measurements on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	$ 576,903
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	17,563
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	880,175
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	320,835
Fair Value, Measurements, Recurring [Member] | Counterparty Netting Under Agreements Governing Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	(303,272)
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	$ (303,272)